Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	86.86
Maximum Aggregate Offering Price	$ 86,860,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,995.37
Offering Note
(1) Represents shares of common stock, par value $0.01 per share (the “Common Stock”), of Axos Financial, Inc., a Delaware corporation (the “Registrant”), to be issued pursuant to the Axos Financial, Inc. Amended and Restated 2014 Stock Incentive Plan (the “Plan”).

(2) The Plan authorizes the issuance of a maximum of 7,780,000 shares of Common Stock, of which 6,680,000 were previously registered on the Registrant’s registration statements on Form S-8 filed March 7, 2024 (Registration File No. 333-277730), November 5, 2021 (Registration File No. 333-260815), November 25, 2019 (Registration File No. 333-235228), October 30, 2014 (Registration File No. 333-199691) and May 6, 2005 (Registration File No. 333-124702) (collectively, the “Prior Registration Statements”), respectively. This registration statement on Form S-8 (this “Registration Statement”) registers an additional 1,000,000 shares of Common Stock under the Plan (the “Additional Shares”). This Registration Statement relates to securities of the same class as that to which the Prior Registration Statements relate, and is submitted in accordance with General Instruction E to Form S-8 regarding registration of additional securities. Pursuant to such instruction, the contents of the Prior Registration Statements are incorporated by reference and made part of this Registration Statement, except to the extent superseded or modified by the specific information set forth below or the specific exhibits attached hereto.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act of 1933, as amended, using the average of the high and low prices as reported on as reported on the New York Stock Exchange on March 2, 2026.